Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Capital commitment	$ 8,018	$ 13,022
Commitment expected term	1 year	1 year